U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.
                              Please print or type.

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1.       Name and address of issuer:

                        Professionally Managed Portfolios
                               479 W. 22nd Street
                               New York, NY 10011
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2.       Name of each series or class of funds for which this notice is filed:

                           Avondale Total Return Fund
               Harris Bretall Sullivan & Smith Growth Equity Fund
                                   Hodges Fund
                                 Osterweis Fund
                            Perkins Opportunity Fund
                    Pro-Conscience Women's Equity Mutual Fund
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3.       Investment Company Act File Number:          811-5037

         Securities Act File Number:                  33-12213

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4.       Last day of fiscal year for which this notice is filed:

                                 March 31, 1997
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5.       Check box if this  notice is being  filed  more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       [ ]
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6.       Date of termination of issuer's declaration  under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A
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7.       Number and amount of securities of the  same class or  series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the
         beginning of the fiscal year:              0

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8.       Number and amount of securities registered during the fiscal year other
         than pursuant to rule 24f-2:               0

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
9.       Number and aggregate sales price of securities  sold during  the fiscal year:
                            8,789,769                  $115,394,094
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10.      Number and  aggregate sales price of securities sold  during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                            8,789,769                  $115,394,094
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11.      Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         As permitted by Instruction B7 DRIP shares are included in the securities reported in Item 9.
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12.      Calculation of registration fee:

         (I)    Aggregate  sales  price of  securities  sold
                during the fiscal  year in  reliance on rule
                24f-2 (from item 10):                          $115,394,094
                                                            --------------------

         (ii)   Aggregate   price  of   shares   issued   in
                connection with dividend  reinvestment plans
                (from Item 11, if applicable)                  + 0
                                                            --------------------

         (iii)  Aggregate   price  of  shares   redeemed  or
                repurchased   during  the  fiscal  year  (if
                applicable):                                   - 77,333,602
                                                            --------------------

         (iv)   aggregate   price  of  shares   redeemed  or
                repurchased  and  previously  applied  as  a
                reduction  to filing  fees  pursuant to rule
                24e-2 (if applicable):                         + 0
                                                            --------------------

         (v)    Net aggregate  price of securities  sold and
                issued during the fiscal year in reliance on
                rule 24f-2 [line (I),  plus line (ii),  less
                line (iii), plus line (iv)] (if applicable):   $38,060,492
                                                            --------------------

         (vi)   Multiplier prescribed by Section 6(b) of the
                Securities  Act of 1933 or other  applicable
                law or regulation (see instruction C.6):       x 1/3300
                                                            --------------------

         (vii)  Fee due [line (I) or line (v)  multiplied by
                line (vi)]:                                    $11,533.48
                                                            ====================

Instructions:   issuers should complete lines (ii), (iii), (iv), and (v) only if the form  is being filed within 60 days  after the close  of the issuer's fiscal year.  See Instruction C.3.
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13.      Check box  if fees  are being  remitted  to  the  Commission's  lockbox depository as described in section 3a of the  Commission's Rules of the
         Informal and Other Procedures (17 CFR 202.3a).           [ X ]


         Date of  mailing or  wire transfer  of file  fees to  the  Commission's
         lockbox depository:       May 28, 1997
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Eric M. Banhazl
                          ------------------------------------------------------
                                         Eric M. Banhazl / Treasurer
                          ------------------------------------------------------
Date:                                    May 28, 1997
                          ------------------------------------------------------

  * Please print the name and title of the signing officer below the signature.
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
                       Professionally Managed Portfolios
                        Heller Ehrman White & McAuliffe

May 23, 1997






Professionally Managed Portfolios
479 West 22nd Street
New York, New York  10011

Ladies and Gentlemen:

As counsel to the Professionally Managed Portfolios, a Massachusetts business trust (the "Trust"), you have requested our opinion with respect to the shares of beneficial interest of the six series of the Trust, Avondale Total Return Fund ("Avondale"), Harris, Bretall, Sullivan & Smith Growth Equity Fund ("Harris Bretall"), Hodges Fund ("Hodges"), The Osterweis Fund ("Osterweis"), The Perkins Opportunity Fund ("Perkins"), Pro-Conscience Women's Equity Mutual Fund ("Women's") (the series together, the "Portfolios") sold by the Trust during their fiscal year ended March 31, 1997 (the "Shares") in connection with the notice (the "Notice") being filed by the Trust with the Securities and Exchange Commission pursuant to Rule 24f-2 adopted under the Investment Company Act of 1940, as amended (the "Act"). In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:

(a) the Trust's Agreement and Declaration of Trust dated February 17, 1987 (filed with the Massachusetts Secretary of State on February 24, 1987), as amended on May 20, 1988 (filed on September 16, 1988) and April 12, 1991 (filed on May 31, 1991) (as so amended, the "Declaration of Trust"), as certified to us by an officer of the Trust as being true and complete and in effect throughout the Portfolio's fiscal year ended March 31, 1997 (the "Fiscal Year");

(b) the Bylaws of the Trust certified to us by an officer of the Trust as being true and complete and in effect throughout the Fiscal Year;

(c) the Prospectuses and Statements of Additional Information of the Portfolios effective during the Fiscal Year, as described in the officer's certificate identified in (e) below (collectively, the "Prospectus");

(d) Minutes of meetings of the Board of Trustees on April 28, 1987, April 28, 1992, October 27, 1992, June 9, 1993 and November 17, 1995 relating to the establishment of the Portfolios of which the Shares are part, as certified by an officer of the Trust as being in full force and effect without amendment or modification throughout the Fiscal Year; and

(e) a certificate of an officer of the Trust concerning certain factual matters.

In rendering our opinion below, we have further assumed that all of the Shares were issued and sold at the per-share public offering price on the date of their issuance in accordance with statements specified in the then-current Prospectus of each Portfolio and in accordance with Article III of the Declaration of Trust. In rendering our opinion, we have assumed that the Portfolios received, in cash or permitted securities as provided in the Prospectus, an amount equal to the per-share public offering price described in the then-current Prospectus of each Portfolio (and, if applicable, including a sales charge disclosed in the Prospectus) for the shares issued and sold by the Portfolios. We have not conducted an independent examination of the books and records of the Trust for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

Our opinion below is limited to the federal law of the United States of America and the business trust law of the Commonwealth of Massachusetts. We are not licensed to practice law in the Commonwealth of Massachusetts, and we have based our opinion below solely on our review of Chapter 182 of the General Laws of the Commonwealth of Massachusetts and the case law interpreting such Chapter as reported in Annotated Laws of Massachusetts (Law. Co-op. 1987 & Supp. 1996) and updated on Westlaw through May 16, 1997. We have not undertaken a review of other Massachusetts law or court decisions or of any administrative decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States of America and the business trust law of the Commonwealth of Massachusetts as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.

We note that pursuant to certain decisions of the Supreme Judicial Court of the Commonwealth of Massachusetts, shareholders of a Massachusetts business trust may, in certain circumstances, be assessed or held personally liable as partners for the obligations or liabilities of the trust. However, we also note that
Article VIII, Section 1 of the Declaration of Trust provides that all persons extending credit to, contracting with or having any claim against the Trust or the Portfolios shall look only to the assets of the Trust or the Portfolios for payment thereof and that the shareholders shall not be personally liable therefor, and further provides that every note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Trust or the Portfolios may include a notice that such instrument was executed on behalf of the Trust or the Portfolios and that the obligations of such instruments are not binding upon any of the shareholders of the Trust or the Portfolios individually, but are binding only on the assets and property of the Trust.

Based upon our examination of such questions of law as we have deemed necessary and appropriate for the purpose of this opinion and subject to the foregoing, we are of the opinion that the Shares, as sold pursuant to registration under the Securities Act of 1933, as amended, and Rule 24f-2 adopted under the Act, were legally issued, fully paid and, subject to the court decisions described above, nonassessable. We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Trust with the Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any developments in areas covered by this opinion that occur after the date of this opinion.

Sincerely yours,



/s/ Heller Ehrman White & McAuliffe